Segment Results - Corporate Divisions - Investment Bank (Detail) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)
Segments [Domain Member]
Noninterest expenses [Abstract]
Restructuring activities		€ (46)	€ 134	€ (45)	€ 134
Investment Bank [Member]
Net revenues [Abstract]
Fixed income and Currencies		2,067	2,128	4,585	4,470
Fixed Income And Currencies Financing, Net Revenues		781	776	1,586	1,481
Fixed Income and Currencies ExFinancing, Net Revenues		1,286	1,352	2,999	2,989
Origination and Advisory		585	291	1,089	618
Debt Origination		399	212	754	425
Equity Origination		50	30	94	52
Advisory		137	48	241	140
Research and Other		(54)	(58)	(28)	(35)
Total net revenues		2,599	2,361	5,645	5,052
Provision for credit losses		163	141	313	181
Noninterest expenses [Abstract]
Compensation and benefits		687	647	1,373	1,260
General and administrative expenses		994	970	1,939	2,131
Impairment of goodwill and other intangible assets		0	0	0	0
Restructuring activities		(1)	(1)	0	0
Total noninterest expenses		1,680	1,616	3,311	3,391
Noncontrolling interests		10	8	11	6
Profit (loss) before tax		€ 746	€ 596	€ 2,010	€ 1,473
Employees (full time equivalent)	[1]	20,097	18,715	20,097	18,715
Employees (front office, full time equivalent)	[1]	4,776	4,371	4,776	4,371
Employees (business aligned operations, full time equivalent)	[1]	3,131	3,002	3,131	3,002
Employees (allocated central infrastructure, full time equivalent)	[1]	12,191	11,342	12,191	11,342
Total assets	[1],[2]	€ 719,000	€ 662,000	€ 719,000	€ 662,000
Risk-weighted assets (RWA)	[1]	135,000	145,000	135,000	145,000
of which, operational risk RWA	[1],[3]	18,000	23,000	18,000	23,000
Leverage exposure	[1]	567,000	546,000	567,000	546,000
Deposits	[1]	19,000	12,000	19,000	12,000
Loans gross of allowances for loan losses	[1]	€ 106,000	€ 103,000	€ 106,000	€ 103,000
Cost Income Ratio		64.60%	68.50%	58.70%	67.10%
Post tax return on average shareholders equity	[4]	8.10%	6.20%	11.30%	8.10%
Post tax return on average tangible shareholders equity	[4]	8.30%	6.40%	11.70%	8.30%

[1]	As of quarter-end
[2]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances
[3]	Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Basis of preparation/impact of changes in accounting principles - Business Segments” of this report
[4]	Starting from the first quarter of 2024, the equity allocation framework has been updated. For more information, please refer to section “Basis of preparation/impact of changes in accounting principles - Business Segments” of this report